Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 398,733	$ 290,172	$ 229,899
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	9,735	8,527	7,128
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	3,838	3,625	3,795
Profuturo administradora de fondos de pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	4,716	2,386	3,238
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	1,585	1,632	1,646
Cable Onda, S. A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	1,687	1,448	1,625
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	231	273	272
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	490	373	341
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	55	79	67
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	5,849	4,869
Lubricantes Delta, S. A. [member] | Fuel accessories [member]
Disclosure of transactions between related parties [line items]
Related party			63
Editora del caribe, S. A. [member] | Advertising [member]
Disclosure of transactions between related parties [line items]
Related party		4	(162)
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (3,781)	$ (2,986)	$ (1,284)